Recently Announced Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
RECENTLY ANNOUNCED ACCOUNTING PRONOUNCEMENTS
RECENTLY ANNOUNCED ACCOUNTING PRONOUNCEMENTS

5. RECENTLY ANNOUNCED ACCOUNTING PRONOUNCEMENTS

The standards, amendments and interpretations that are issued, but not yet effective up to the date of authorization of the company's consolidated financial statements, and that may have an impact on the disclosures and financial position of the company, are disclosed below. The company intends to adopt these standards, amendments and interpretations when they become effective.

Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers. It replaces existing revenue recognition guidance and provides a single, principles-based five-step model to be applied to all contracts with customers. The company will retrospectively adopt this standard on the effective date of January 1, 2018. The adoption of this standard will result in a change in presentation between Operating Revenues Net of Royalties and the Operating, Selling and General expense and Transportation expense line items; however, there will be no impact on the company's consolidated net earnings. Additional note disclosure will also be required.

Financial Instruments

In July 2014, IFRS 9 Financial Instruments was issued as a complete standard, including the requirements previously issued related to classification and measurement of financial assets and liabilities, with additional amendments to introduce a new expected loss impairment model for financial assets including credit losses. The company will retrospectively adopt this standard on the effective date of January 1, 2018. IFRS 9 will replace the multiple classification and measurement models for financial assets that currently exist under IAS 39 Financial Instruments, and the basis on which financial assets are measured will determine their classification as either, at amortized cost, fair value through profit and loss, or fair value through other comprehensive income. Therefore, the adoption of this standard will result in a reclassification of financial assets currently classified as loans and receivables to financial assets at amortized cost, however there is no impact to the measurement of these financial assets. There will be no classification or measurement impact to the company's financial liabilities. Therefore, the adoption of this standard will not have any impact on the company's consolidated net earnings.

Leases

In January 2016, the IASB issued IFRS 16 Leases which replaces the existing leasing standard (IAS 17 Leases) and requires the recognition of most leases on the balance sheet. IFRS 16 effectively removes the classification of leases as either finance or operating leases and treats all leases as finance leases for lessees with exemptions for short-term leases where the term is twelve months or less and for leases of low-value items. The accounting treatment for lessors remains essentially unchanged, with the requirement to classify leases as either finance or operating. The company will adopt IFRS 16 on the effective date of January 1, 2019, and has selected the modified retrospective transition approach. Suncor has also elected to apply the optional exemptions for short-term and low-value leases. IFRS 16 is expected to materially increase the company's assets and liabilities, increase Depreciation, Depletion, Amortization expense, increase Financing Expense and reduce Operating, Selling and General expense. Cash payments associated with operating leases are currently presented within Operating Activities. Under IFRS 16 the cash flows will be allocated between Financing Activities for the repayment of the principal liability and Operating Activities for the financing expense. The overall impact to cash flow is unchanged. The company has a transition team to assess the impact of IFRS 16 and implement the necessary changes to accounting systems, business processes and internal controls as a result of the new standard. The transition team is currently in the process of reviewing and categorizing the company's contracts and implementing the required information systems changes; however, it is currently too early to quantify the impacts.

Share-Based Payments

In June 2016, the IASB issued the final amendments to IFRS 2 Share-based payments that clarify the classification and measurement of share-based payment transactions. This includes the effect of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The amendments are to be applied prospectively and are effective for annual periods beginning on or after January 1, 2018, with earlier application permitted. The adoption of this standard will not have any impact on the company's consolidated financial statements.

Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23 Uncertainty over Income Tax Treatments.The interpretation clarifies the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The interpretation requires an entity to consider whether it is probable that a taxation authority will accept an uncertain tax treatment. If the entity considers it to be not probable that a taxation authority will accept an uncertain tax provision the interpretation requires the entity to use the most likely amount or the expected value. The amendments are to be applied retrospectively and are effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. The adoption of this amendment will not have any impact on the company's consolidated financial statements.